Concessions and Authorizations	12 Months Ended
Dec. 31, 2018
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Concessions and Authorizations

4. CONCESSIONS AND AUTHORIZATIONS

Cemig, through its subsidiaries, holds the following concessions or authorizations:

	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER GENERATION
Hydroelectric plants
Emborcação (1)	Cemig GT	07/1997	07/2025
Nova Ponte (1)	Cemig GT	07/1997	07/2025
Santa Luzia (1)	Cemig GT	07/1997	02/2026
Sá Carvalho (1)	Sá Carvalho	01/2004	12/2024
Rosal (1)	Rosal Energia	01/1997	05/2032
Machado Mineiro (1) Salto Voltão (1) Salto Paraopeba (1) Salto do Passo Velho (1)	Horizontes Energia	Resolution 331/2002	07/2025 10/2030 10/2030 10/2030
PCH Pai Joaquim (1)	Cemig PCH	Authorizing Resolution 377/2005	04/2032
Irapé (1)	Cemig GT	14/2000	02/2035
Queimado (Consórcio) (1)	Cemig GT	06/1997	01/2033
Salto Morais (1)	Cemig GT	02/2013	07/2020
Rio de Pedras (1)	Cemig GT	02/2013	09/2024
Luiz Dias (1)	Cemig GT	02/2013	08/2025
Poço Fundo (1)	Cemig GT	02/2013	08/2025
São Bernardo (1)	Cemig GT	02/2013	08/2025
Xicão (1)	Cemig GT	02/2013	08/2025
Três Marias (2)	Cemig Geração Três Marias	08/2016	01/2046
Salto Grande (2)	Cemig Geração Salto Grande	09/2016	01/2046
Itutinga (2)	Cemig Geração Itutinga	10/2016	01/2046
Camargos (2)	Cemig Geração Camargos	11/2016	01/2046
Coronel Domiciano, Joasal, Marmelos, Paciência e Piau (2)	Cemig Geração Sul	12/2016 and 13/2016	01/2046
Dona Rita, Ervália, Neblina, Peti, Sinceridade e Tronqueiras (2)	Cemig Geração Leste	14/2016 and 15/2016	01/2046
Cajurú, Gafanhoto e Martins (2)	Cemig Geração Oeste	16/2016	01/2046
Thermal plants
Igarapé (1)	Cemig GT	07/1997	08/2024
Wind power plants
Central Geradora Eólica Praias de Parajuru (3)	Parajuru	Resolution 526/2002	09/2032
Central Geradora Eólica Volta do Rio (3)	Volta do Rio	Resolution 660/2001	01/2031
POWER TRANSMISSION
Rede Básica (4)	Cemig GT	006/1997	01/2043
Subestação – SE Itajubá (4)	Cemig GT	79/2000	10/2030
ENERGY DISTRIBUTION (5)	Cemig D	002/1997 003/1997 004/1997 005/1997	12/2045
GAS DISTRIBUTION (5)	Gasmig	State Law 11,021/1993	01/2053
DISCONTINUED OPERATIONS
Light SESA	Light	06/1996	06/2026
Light Energia	Light	06/1996	06/2026
PCH Lajes	Light	07/2014	05/2026

(1)

Generation concession contracts that are not within the scope of IFRIC 12, whose infrastructure assets are recorded as PP&E since the concession grantor does not have control over whom the service is provided to as the output is being sold mainly in the Free Market (‘ACL’).

(2)	Generation concession contracts within the scope of IFRIC 12, under which Cemig has the right to receive cash and therefore, recognizes a concession financial assets.
(3)

This refers to concessions, given by the process of authorization, for generation, as an independent power producer, of wind power, sold under the Proinfa program. The assets tied to the right of commercial operation are recorded in PP&E. The rights of authorization of commercial operation that are classified as an Intangible.

(4)	These refer to transmission concession contracts, for which a contract asset was recognized upon the application of IFRS 15 effective from January 1, 2018. See Note 2.4.
(5)

Concession contracts that are within the scope of IFRIC 12 and under which the concession infrastructure assets are recorded under the intangible and financial assets bifurcation model, and in compliance with IFRS 15, the infrastructure under construction has been classified as a contract asset.

Generation concessions

In the generation business, the Company sells energy:

(1)	Through auctions, to distributors to meet the demands of their captive markets; and

(2)	To free customers in the free market (Ambiente de Contratação Livre, or ACL).

In the free market, energy is traded by the generation concession holders, small hydro plants (PCHs, or SHPs), self-producers, traders, and importers of energy.

Transmission concessions

Under the transmission concession contracts, the Company, through its subsidiaries, is authorized to charge a Tariff for use of the Transmission System (Tarifa de Uso do Sistema de Transmissão, or TUST). Tariffs are adjusted annually on the same date the Permitted Annual Revenue (Receitas Anuais Permitidas, or RAP) of transmission concessions contracts is adjusted. This tariff is in effect from July 1 of each year, upon its publication, until June 30 of the subsequent year.

The payment for use of transmission service also applies to generation provided by the Itaipu Binacional. However, due to the legal characteristics of that plant, the corresponding charges are assumed by the holders of distribution concessions that hold quotas of its output.

Onerous concessions

When obtaining the concessions for construction of certain generation projects, the Company is required to make payments to the regulator over the period of the contract or for up to 5 years upon signature of the concession contract for plants with installed capacity between 1 and 50 MW, as compensation for the right to operate them. The information on the concessions and the amounts to be paid are as follows:

Project	Nominal value in 2018	Present value in 2018	Period of the concession	Updating indexer
Irapé	32,964	14,707	03/2006 – 02/2035	IGPM
Queimado (Consortium)	8,229	4,027	01/2004 – 12/2032	IGPM
Salto Morais Small Hydro Plant	—	—	06/2013 – 07/2020	IPCA
Rio de Pedras Small Hydro Plant	—	—	06/2013 – 09/2024	IPCA
Various Small Hydro Plants (*)	—	—	06/2013 – 08/2025	IPCA

(*)	Various SHPs, with installed capacity less than 50 MW: Luiz Dias, Poço Fundo, São Bernardo and Xicão.

The concessions fee are paid monthly to the grantor for an amount that changes over time. These payments are recorded as an intangible asset, representing a right to operate the concession and to charge users through the concession period, they are recorded as from the date of signature of the contracts at the present value of the future payment obligations.

The amounts paid to the grantor in 2018, the nominal value and the present value of the amounts to be paid in the next 12 months, are as follows:

Project	Interest, %	Amounts paid in 2018	Nominal value of amounts to be paid in the next 12 months	Present value of amounts to be paid in the next 12 months
Irapé	100.00	1,762	2,019	1,902
Queimado (Consortium)	82.50	501	588	554
Salto Morais Small Hydro Plant	100.00	12	—	—
Rio de Pedras Small Hydro Plant	100.00	35	—	—
Various Small Hydro Plants	100.00	171	—	—

The rate used by the Company to discount the above liabilities to its present value, was 12.50%, and represents the average cost of funding in normal conditions on the date the concession contract was entered into.

Distribution concessions

The Company operates the concession for the distribution of electricity in the greater part of the State of Minas Gerais, which expires in December 2045.

According to the concession contract, all assets and facilities that are used in the provision of the distribution service and which have been constructed by the concession holder are considered part of the assets of the related concession and must be returned to the grantor at the end of the contract. Cemig is entitled to receive a payment for the residual value of the infrastructure assets at the end of the concession contract taking into consideration the amounts involved and the timing when they became part of the infrastructure.

The Company is not subject to make any payments to the grantor in order to operate the distribution concessions, but is required to comply with certain quality standards and make infrastructure investments.

The concession contracts and the Brazilian legislation establish a mechanism of maximum prices that allows for three types of adjustments to tariffs: (i) an annual tariff adjustment; (ii) periodic review of tariffs; and (iii) extraordinary reviews.

Each year the Company has the right to request for the annual adjustment, the purpose of which is to be compensated the effects of inflation on the tariffs, and to allow for certain changes in costs that are outside the Company’s control to be passed through to customers – for example the cost of electricity purchased for resale and sector charges including charges for the use of the transmission and distribution facilities.

Also, the regulator performs a Periodic Review of tariffs every five years, which aims to make adjustments due to changes in the Company’s costs, and to establish a factor based on scale gains, which will be applied in the annual tariff adjustments, for the purpose of sharing such gains with the Company’s customers.

The Company also has the right to request an extraordinary review of tariffs, in the event that any unforeseen development significantly affects the economic-financial equilibrium of the concession. The Periodic Review and the Extraordinary Review are subject, to a certain degree, to the discretion of the regulator, although there are pre-established provisions for each revision cycle. When the Company requests an annual tariff adjustment, it is required to prove the financial impact on operations resulting from these events.

Under the distribution concession contracts, the Company is authorized to charge customers a tariff consisting of two components: (i) A component related to costs of energy purchased for resale, charges for use of the transmission grid and charges for use of the distribution system that are not under its control (‘Parcel A costs’); and (ii) a portion relating to operating costs (‘Parcel B costs’).

Renewal of the distribution concession

On December 21, 2015, the Company signed, with the Mining and Energy Ministry, the Fifth Amendment to its concession contracts, extending its energy distribution concessions for an additional 30 years, starting January 1, 2016.

The principal characteristics and terms of the Amendment are as follows:

•

The annual tariff adjustment will occur on May 28 of each year, starting in 2016; with the adjustment provisions specified in the previous concession contract remained unchanged. For the subsequent tariff adjustments the rules set for in Clause 6 of the Amendment will be applied.

•

Limitation of in the distribution of dividends and/or payment of Interest on Equity to the minimum established by law, in the envent of non-compliance with the annual indicators for outages (DECi and FECi) for two consecutive years, or three times in a period of five years, until the regulatory parameters are restored.

•	There is a requirement for injections of capital from the controlling shareholder in an amount sufficient to meet the minimum conditions for economic and financial sustainability.

•

Subject to the compliance of efficiency criteria related to continuity of supply and the economic and financial management to guarantee the concession’s operations as follows: (i) for five years starting January 1, 2016, any non-compliance for two consecutive years, or non-compliance with any of the conditions at the end of five years, will result in cancelation of the concession contract; (ii) starting January 1, 2021, any non-compliance for three consecutive years with the criteria of efficiency in continuity of supply, or for two consecutive years with the criteria of efficiency in economic and financial management, will result in proceedings to establish expiration of the concession.

The criteria of efficiency in economic and financial management are as follows:

•	Operational cash generation (–) QRR¹ (–) interest on the debt[2] ≥ 0;

•	Ebitda [3] ≥ 0 (by the end of 2017, maintained in 2018, 2019 and 2020);
•	[Ebitda (–) QRR] ≥ 0 (by the end of 2018, maintained in 2019 and 2020);

•	{Net debt4 / [Ebitda (–) QRR]} ≤ 1 / (80% of the Selic rate) (by the end of 2019); and,

•	{Net debt / [Ebitda (–) QRR]} ≤ 1 / (111% of the Selic rate) (by the end of 2020).

1.	QRR = ‘Regulatory reintegration quota’, or Regulatory depreciation expense.
2.	Net debt x 111% of the Selic rate.
3.	Calculated according to the method defined by the regulator (Aneel), contained in distribution concession contract.
4.	Gross debt, less financial assets.

The Company was in compliance with the above criteria as of December 31, 2018.

Gas distribution concessions

The concessions for distribution of natural gas are granted by each Brazilian state. In the state of Minas Gerais the tariffs for natural gas are set by the regulator, the State’s Economic Development Secretariat, by market segment. The tariffs is comprised of a portion for the cost of gas and a portion for the distribution of gas. Each quarter the tariffs are adjusted to pass through the cost of gas, and once a year they are adjusted to update the portion allocated to cover the costs relating to the provision of the distribution service – remuneration of invested capital and to cover all the operating, commercial and administrative expenses of the concession holder.

In addition to these adjustments, in April 2015 the Economic Development Secretariat sent to the subsidiary Gasmig and Official Letter, SEDE/GAB/Nº303/2014 stating the timetable set for the first Tariff Review cycle. Due to delays, the methodology of the first Tariff Review cycle was decided in July 2017, and the homologation of the tariff for this tariff cycle is expected to occur in 2019. These reviews occur every five years, from the end of the first cycle, to evaluate the changes in the costs of the Gasmig, and to adapt the tariffs. The concession contract also specifies the possibility of an extraordinary review of tariffs if any event occurs that puts the economic-financial balance of the concession at risk.

On December 14, 2018, the Minas Gerais State Department for Economic, Scientific, Technological and Higher Education Development (‘Sedectes’) or (‘the grantor power’) presented a study, prepared by Fundação Getulio Vargas Business school (“FGV”), related to financial economic rebalancing of the Gasmig concession agreement, also supported by consultation from General Attorney’s Office of the State. The rebalancing that has been requested by the grantor is based on the contractual obligation to build a gas pipeline to serve the Nitrogen Fertilizers Unit (UFN), which should have been built by Petrobras. As a result Company was requested to paid the State of Minas Gerais the amount of R$852 million. Based on the study, Sedectes requested a response from Gasmig and began discussion for solution related to imbalance referred to, considering that one of its conditions for extension of the concession contract (from 2023 to 2053, as specified in the second amendment to the contract) was the requirement to make investments for the construction of the gas pipeline.

In this context, Gasmig hired specialized consultants to prepare an independent financial-economic valuation and legal opinion, to establish the fair value of the consideration to be paid to the Minas Gerais State, for the purpose of enabling the rebalancing of the concession. The Company is accompanying the development of these discussions with the grantor authority.

The payment of the concession grant fee, when made, will be considered a concession intangible asset.

No changes in the accounting treatment of the concession contract, considering its extension, was made as a result of these events in the financial statements of the Company for the year ended December, 31, 2018.